Other Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2025
Other Income1 [Abstract]
Other Income (Loss)

in € m.	2025	2024	2023
Other income (loss):
Insurance premiums	17	12	4
Net income (loss) from hedge relationships qualifying for hedge accounting	173	386	335
Remaining other income (loss)[1]	49	(131)	48
Total other income (loss)	240	267	387
[1]Includes net gains (losses) of € (1) million, € 32 million and € 41 million for the years ended December 31, 2025, 2024 and 2023, respectively, that are related to non-
current assets and disposal groups held for sale.